Segall Bryant & Hamill Small Cap Value Fund
SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
Investment Objective
The Segall Bryant & Hamill Small Cap Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Small Cap Value Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Small Cap Value Fund	Retail Class		Institutional Class
Management Fees	0.80%		0.80%
Distribution (12b-1) Fees	none		none
Shareholder service fee	0.25%		0.10%
All other expenses	0.16%		0.16%
Other Expenses	0.41%		0.26%
Total Annual Fund Operating Expenses	1.21%		1.06%
Fee Waiver and Expense Reimbursement	(0.07%)	[1]	(0.70%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.14%	[1]	0.99%	[2]
[1]	From May 8, 2019, until at least September 30, 2021, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.14% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the Board of Trustees.
[2]	From May 8, 2019, until at least September 30, 2021, for the Fund's Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	116	370	651	1,452
Institutional Class	101	323	571	1,280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Segall Bryant & Hamill Small Cap Value Fund, a series portfolio of Investment Managers Series Trust that is expected to reorganize into the Fund on or about July 15, 2019, (the "Predecessor Fund") was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small-capitalization companies. The Fund will primarily invest in common stock. The Fund considers small-capitalization companies to be companies with capitalization within the range of the capitalization of those companies included in the Russell 2000® Value Index at the time of purchase. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small-capitalization companies. As of March 31, 2019, the benchmark capitalization range was $15.6 million to $6.5 billion. The size of companies in the Russell 2000® Value Index changes with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the market capitalization range of companies in the Russell 2000® Value Index and, therefore, the market capitalization range of companies in which the Fund invests. The Russell 2000® Value Index is reconstituted annually, typically on June 30 of each year, to seek to ensure that stocks of larger companies do not distort the performance and characteristics of the Index and that the represented companies continue to reflect value characteristics. The Fund is not limited to the stocks included in the Russell 2000® Value Index. With respect to portfolio structure, the Adviser maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The Adviser maintains guidelines to monitor this variance. The portfolio typically holds between 70 to 85 stocks.

The investment process used by the Fund's adviser, Segall Bryant & Hamill, LLC ("SBH" or the "Adviser"), is driven by a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company's holdings or key characteristics, as well as broader economic factors) and experienced judgment.. The Adviser seeks to invest in companies the stocks of which the Adviser believes are trading below the Adviser's estimate of their intrinsic values. The Adviser searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management and Strategy Risk: The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap Company Risk: The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. As a consequence, such securities may be less liquid than those of larger companies, and the Fund may not always be able to sell such securities at the desired price or time. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Bar Chart and Performance Tables

The Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. Performance results shown for the Institutional Class in the bar chart and the performance table below reflect the performance of the Predecessor Fund. Institutional Class shares' returns of the Fund will be different from the Predecessor Fund as they have different expenses. The Predecessor's Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year, and by showing how the Predecessor Fund's average annual returns for one year, five years, and since inception for the Predecessor Fund, compared with those of an unmanaged index of securities.

The Retail Class shares of the Fund is anticipated to commence operations on or about July 15, 2019. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Institutional Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Quarter Ended 12/31/2016 9.00%	Lowest Quarterly Return: Quarter Ended 12/31/2018 (13.32)%
The year-to-date return for the Fund as of March 31, 2019 was 14.11%.
Average Annual Total Returns (for the Periods Ended December 31, 2018)

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Small Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(4.38%)	5.25%	6.77%	Jul. 31, 2013
Institutional Class | After Taxes on Distributions	(6.97%)	3.58%	5.16%	Jul. 31, 2013
Institutional Class | After Taxes on Distributions and Sales	(1.55%)	3.64%	4.87%	Jul. 31, 2013
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(12.86%)	3.61%	5.24%	Jul. 31, 2013